Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Australia (7.1%)
	Commonwealth Bank of Australia	527,459	35,176
	BHP Group Ltd.	912,308	29,258
[1]	BHP Group Ltd. (XASX)	642,981	20,296
	National Australia Bank Ltd.	1,017,709	19,637
	Australia & New Zealand Banking Group Ltd.	879,380	16,619
	Westpac Banking Corp.	1,132,299	16,331
	Macquarie Group Ltd.	105,378	13,774
	Wesfarmers Ltd.	350,628	13,083
	Rio Tinto Ltd.	115,567	9,188
	Woolworths Group Ltd.	374,882	9,145
	Transurban Group (XASX)	945,218	8,350
	Fortescue Metals Group Ltd.	493,946	6,936
	Amcor plc GDR	474,865	5,690
	Woodside Petroleum Ltd.	299,644	5,354
	Coles Group Ltd.	389,598	4,476
	Sonic Healthcare Ltd.	148,165	3,990
	Telstra Corp. Ltd.	1,271,088	3,534
	ASX Ltd.	59,496	3,529
	Suncorp Group Ltd.	396,081	3,111
	Brambles Ltd.	446,148	3,065
	APA Group	364,386	2,471
	Computershare Ltd. (XASX)	166,002	2,301
	Tabcorp Holdings Ltd.	654,758	2,301
	Insurance Australia Group Ltd.	756,862	2,283
	Origin Energy Ltd.	538,274	2,154
	Medibank Pvt Ltd.	863,901	1,893
	Endeavour Group Ltd.	388,906	1,737
	Mineral Resources Ltd.	43,330	1,722
	Ampol Ltd.	73,566	1,558
	Lendlease Corp. Ltd.	220,004	1,557
	Atlas Arteria Ltd.	308,569	1,432
	Aurizon Holdings Ltd.	550,774	1,378
	Evolution Mining Ltd.	532,428	1,338
	carsales.com Ltd.	82,249	1,301
	Orica Ltd.	123,073	1,219
	JB Hi-Fi Ltd.	37,023	1,211
	Bendigo & Adelaide Bank Ltd.	185,202	1,131
	Alumina Ltd.	797,379	1,078
	Bank of Queensland Ltd.	196,611	1,070
	AusNet Services Ltd.	571,129	1,051
	Worley Ltd.	114,080	940
*	Crown Resorts Ltd.	109,061	940

		Shares	Market Value ($000)
	Metcash Ltd.	318,075	893
	Challenger Ltd.	211,295	863
	Downer EDI Ltd.	221,447	857
	AGL Energy Ltd.	158,297	799
	Harvey Norman Holdings Ltd.	192,753	672
	Orora Ltd.	269,971	665
	CSR Ltd.	157,547	628
	Magellan Financial Group Ltd.	43,294	576
	Insignia Financial Ltd.	197,040	494
	Deterra Royalties Ltd.	153,396	468
	Perpetual Ltd.	16,657	389
	CIMIC Group Ltd.	32,307	377
	Adbri Ltd.	171,466	357
	Platinum Asset Management Ltd.	12,412	22
			272,668
Austria (0.1%)
	OMV AG	43,491	2,662
	Raiffeisen Bank International AG	44,371	1,247
	ANDRITZ AG	20,389	1,085
*	Telekom Austria AG Class A	36,943	319
			5,313
Belgium (0.5%)
	KBC Group NV	84,881	7,382
	Groupe Bruxelles Lambert SA	32,776	3,517
	Ageas SA	54,871	2,641
	Solvay SA	21,491	2,590
	Proximus SADP	45,188	923
	Telenet Group Holding NV	14,148	543
			17,596
Brazil (2.2%)
	Vale SA	1,264,688	19,261
	Petroleo Brasileiro SA Preference Shares	1,678,883	10,228
	Petroleo Brasileiro SA	1,180,700	7,842
	B3 SA - Brasil Bolsa Balcao	1,882,114	5,182
	Banco Bradesco SA Preference Shares	1,053,149	4,522
	Itau Unibanco Holding SA Preference Shares	780,007	3,721
	Ambev SA	1,017,350	2,868
	Itausa SA Preference Shares	1,444,525	2,772
	Itau Unibanco Holding SA	494,700	2,058
	Itau Unibanco Holding SA ADR	394,759	1,863
	Banco Bradesco SA	501,042	1,774
	Vibra Energia SA	398,167	1,717
	Banco Do Brasil SA	266,918	1,642
	Banco Bradesco SA ADR	344,668	1,479
	Equatorial Energia SA	292,600	1,265
	Centrais Eletricas Brasileiras SA	155,300	1,032
	BB Seguridade Participacoes SA	222,557	970
	Ambev SA ADR	336,922	953
	Centrais Eletricas Brasileiras SA Preference Shares	134,000	870
	CCR SA	353,010	864
	Cia de Saneamento Basico do Estado de Sao Paulo	114,200	803
	Banco Santander Brasil SA	115,902	717
[1]	Telefonica Brasil SA ADR	76,413	717
	Hypera SA	121,982	715
	Energisa SA	79,000	649
	Sul America SA	131,650	630
	Telefonica Brasil SA	62,718	587

		Shares	Market Value ($000)
	TIM SA	234,154	585
	Cia Paranaense de Energia Preference Shares	410,100	555
	Cia Energetica de Minas Gerais ADR	207,941	524
	Marfrig Global Foods SA	103,200	437
	Metalurgica Gerdau SA Preference Shares	200,600	437
	Transmissora Alianca de Energia Eletrica SA	60,219	433
	Bradespar SA Preference Shares	75,347	381
	EDP - Energias do Brasil SA	90,776	367
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	109,600	361
	Sao Martinho SA	48,800	338
	Engie Brasil Energia SA	43,716	335
	Fleury SA	83,963	320
	CPFL Energia SA	56,900	310
*	Azul SA Preference Shares	52,000	286
	Cia Energetica de Sao Paulo Preference Shares	64,800	284
	Neoenergia SA	85,400	264
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	57,008	259
	Cia Brasileira de Distribuicao	55,100	235
	Odontoprev SA	90,400	212
	Porto Seguro SA	56,418	211
	Cia Energetica de Minas Gerais Preference Shares	76,224	188
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	25,000	15
			85,038
Canada (8.9%)
	Royal Bank of Canada	439,331	50,090
	Toronto-Dominion Bank	561,653	44,984
	Bank of Nova Scotia	374,566	26,980
	Enbridge Inc.	625,423	26,441
[1]	Bank of Montreal	200,015	22,639
	Canadian Natural Resources Ltd.	359,182	18,271
	Canadian Imperial Bank of Commerce	135,058	16,959
	TC Energy Corp.	301,388	15,563
	Suncor Energy Inc.	451,582	12,903
	Manulife Financial Corp.	605,907	12,617
	Nutrien Ltd.	175,485	12,256
	Sun Life Financial Inc.	180,512	10,223
	National Bank of Canada	106,420	8,514
	Fortis Inc. (XTSE)	142,383	6,763
	Intact Financial Corp.	43,526	5,897
	Rogers Communications Inc. Class B	107,843	5,470
	Power Corp. of Canada	167,933	5,398
	Pembina Pipeline Corp.	168,558	5,352
	Restaurant Brands International Inc. (XTSE)	93,785	5,246
	BCE Inc.	92,660	4,840
	Shaw Communications Inc. Class B	131,279	3,913
	Fairfax Financial Holdings Ltd.	7,575	3,658
	TELUS Corp.	136,995	3,224
	Imperial Oil Ltd.	66,106	2,705
	Canadian Tire Corp. Ltd. Class A	18,009	2,600
[2]	Hydro One Ltd.	98,004	2,532
	Great-West Lifeco Inc.	80,978	2,530
[1]	Canadian Utilities Ltd. Class A	39,228	1,140
	IGM Financial Inc.	24,762	870
			340,578
Chile (0.1%)
	Banco De Chile	15,779,384	1,578
	Banco Santander Chile ADR	43,707	878

		Shares	Market Value ($000)
	Enel Americas SA	4,146,802	489
	Embotelladora Andina SA Preference Shares	190,540	410
	Enel Americas SA ADR	66,135	390
	Banco Santander Chile SA	5,539,299	275
	CAP SA	9,000	101
			4,121
China (5.4%)
	China Construction Bank Corp. Class H	28,548,000	21,906
	Industrial & Commercial Bank of China Ltd. Class H	24,766,000	15,004
	Ping An Insurance Group Co. of China Ltd. Class H	1,842,500	14,622
	China Merchants Bank Co. Ltd. Class H	1,086,928	9,085
	Bank of China Ltd. Class H	22,304,000	8,694
	China Resources Land Ltd.	883,000	4,268
	China Merchants Bank Co. Ltd. Class A	526,100	4,094
	China Life Insurance Co. Ltd. Class H	2,260,000	3,973
	Agricultural Bank of China Ltd. Class H	10,137,000	3,857
	China Petroleum and Chemical Corp. (Sinopec) Class H	6,850,000	3,587
	China Overseas Land & Investment Ltd.	1,171,500	3,458
[2]	Longfor Group Holdings Ltd.	570,600	3,423
	PetroChina Co. Ltd. Class H	6,356,000	3,152
	China Shenhua Energy Co. Ltd. Class H	1,051,500	2,586
	Great Wall Motor Co. Ltd. Class H	945,000	2,564
[2]	Postal Savings Bank of China Co. Ltd. Class H	2,933,000	2,444
	Zijin Mining Group Co. Ltd. Class H	1,802,000	2,339
	China Pacific Insurance Group Co. Ltd. Class H	743,000	2,262
	PICC Property & Casualty Co. Ltd. Class H	2,140,000	1,994
	Country Garden Holdings Co.	2,394,000	1,966
	CITIC Securities Co. Ltd. Class H	732,500	1,962
	China Vanke Co. Ltd. Class H	756,305	1,955
	Anhui Conch Cement Co. Ltd. Class H	364,828	1,930
[2]	China Tower Corp. Ltd. Class H	14,256,000	1,722
	Citic Pacific Ltd.	1,529,000	1,717
	Bank of Communications Ltd. Class H	2,545,000	1,707
	Industrial Bank Co. Ltd. Class A	477,700	1,582
	China National Building Material Co. Ltd. Class H	1,192,000	1,548
	China CITIC Bank Corp. Ltd. Class H	3,170,320	1,513
	China Resources Power Holdings Co. Ltd.	619,000	1,507
	Guangdong Investment Ltd.	960,000	1,371
	Sunac China Holdings Ltd.	950,351	1,171
	Kunlun Energy Co. Ltd.	1,122,000	1,164
	Kingboard Holdings Ltd.	240,000	1,159
	Hengan International Group Co. Ltd.	236,343	1,155
	Bank of China Ltd. Class A	2,304,700	1,121
	China Yangtze Power Co. Ltd. Class A	321,000	1,108
	East Money Information Co. Ltd. Class A	221,120	1,105
	Yanzhou Coal Mining Co. Ltd. Class H	520,000	1,102
	Weichai Power Co. Ltd. Class H	592,000	1,074
	Guangzhou Automobile Group Co. Ltd. Class H	1,014,000	996
	Industrial & Commercial Bank of China Ltd. Class A	1,344,300	988
	Agricultural Bank of China Ltd. Class A	2,117,356	988
	Haitong Securities Co. Ltd. Class H	1,078,800	971
	China Petroleum & Chemical Corp. Class A	1,455,500	968
	China Minsheng Banking Corp. Ltd. Class H	2,383,100	950
	Shanghai Pudong Development Bank Co. Ltd. Class A	688,800	914
	Sinopharm Group Co. Ltd. Class H	402,000	899
[2]	Huatai Securities Co. Ltd. Class H	504,800	897
[2]	CGN Power Co. Ltd. Class H	3,225,000	891
	China Everbright International Ltd.	1,167,000	867

		Shares	Market Value ($000)
	Dongfeng Motor Group Co. Ltd. Class H	956,000	843
	People's Insurance Co. Group of China Ltd. Class H	2,656,000	841
	CIFI Holdings Group Co. Ltd.	1,276,000	834
	New China Life Insurance Co. Ltd. Class H	290,733	829
	Fosun International Ltd.	730,000	828
	China Merchants Port Holdings Co. Ltd.	448,000	828
	China Power International Development Ltd.	1,664,370	824
	China State Construction Engineering Corp. Ltd. Class A	985,100	808
	China Hongqiao Group Ltd.	707,500	799
	Huaneng Power International Inc. Class H	1,508,000	794
	China Pacific Insurance Group Co. Ltd. Class A	185,700	774
	China Jinmao Holdings Group Ltd.	2,106,000	765
	GF Securities Co. Ltd. Class A	221,300	732
	China State Construction International Holdings Ltd.	606,000	717
	China Medical System Holdings Ltd.	412,000	690
	Beijing Enterprises Water Group Ltd.	1,764,000	688
	Guotai Junan Securities Co. Ltd. Class A	241,000	673
	China Galaxy Securities Co. Ltd. Class H	1,123,500	666
	China Resources Cement Holdings Ltd.	748,000	645
	Anhui Conch Cement Co. Ltd. Class A	101,100	625
	China Railway Group Ltd. Class A	636,100	625
	China Railway Group Ltd. Class H	987,000	609
	Beijing Enterprises Holdings Ltd.	177,000	603
	Yangzijiang Shipbuilding Holdings Ltd.	618,100	593
	Poly Developments and Holdings Group Co. Ltd. Class A	239,900	592
	China Lesso Group Holdings Ltd.	338,000	588
	SAIC Motor Corp. Ltd. Class A	196,800	585
	Far East Horizon Ltd.	662,000	566
	Cosco Shipping Ports Ltd.	694,000	553
	China Everbright Bank Co. Ltd. Class H	1,454,000	546
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	278,200	543
	CRRC Corp. Ltd. Class H	1,183,000	542
	GF Securities Co. Ltd. Class H	312,200	541
	Kingboard Laminates Holdings Ltd.	304,000	521
[2]	China Merchants Securities Co. Ltd. Class H	369,760	521
*	Seazen Group Ltd.	735,549	498
*	Nine Dragons Paper Holdings Ltd.	494,000	493
	China Cinda Asset Management Co. Ltd. Class H	2,621,000	479
	China Shenhua Energy Co. Ltd. Class A	133,600	477
	China Construction Bank Corp. Class A	477,000	452
	China Communications Services Corp. Ltd. Class H	840,000	447
	Bosideng International Holdings Ltd.	898,000	438
	Yuexiu Property Co. Ltd.	419,600	426
	Baoshan Iron & Steel Co. Ltd. Class A	360,200	402
	Greentown China Holdings Ltd.	240,500	397
*	Brilliance China Automotive Holdings Ltd.	516,000	390
	Zhejiang Expressway Co. Ltd. Class H	446,000	383
	China Coal Energy Co. Ltd. Class H	660,000	369
	China National Nuclear Power Co. Ltd. Class A	327,500	366
	Huaxia Bank Co. Ltd. Class A	404,700	359
	Sinotruk Hong Kong Ltd.	241,000	358
	Bank of Shanghai Co. Ltd. Class A	320,933	356
	China Vanke Co. Ltd. Class A	108,800	349
	Huayu Automotive Systems Co. Ltd. Class A	79,200	346
[2]	Dali Foods Group Co. Ltd.	590,500	341
[2]	CSC Financial Co. Ltd. Class H	297,500	335
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	511,000	335
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	155,800	333

		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	892,000	327
	Bank of Communications Co. Ltd. Class A	435,000	325
	Shenzhen International Holdings Ltd.	317,000	322
	China Everbright Bank Co. Ltd. Class A	610,500	322
	Jiangsu Expressway Co. Ltd. Class H	288,000	301
	Henan Shuanghui Investment & Development Co. Ltd. Class A	63,900	301
	Inner Mongolia Yitai Coal Co. Ltd. Class B	320,700	297
	Metallurgical Corp. of China Ltd. Class H	1,086,000	291
[2]	China Railway Signal & Communication Corp. Ltd. Class H	812,000	287
	Shougang Fushan Resources Group Ltd.	926,164	284
	Shaanxi Coal Industry Co. Ltd. Class A	141,100	281
[2]	Guotai Junan Securities Co. Ltd. Class H	183,000	278
	Agile Group Holdings Ltd.	518,000	275
	Bank of Nanjing Co. Ltd. Class A	177,200	275
	Shenzhen Investment Ltd.	1,144,000	269
[2]	A-Living Smart City Services Co. Ltd.	138,000	269
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,216,000	268
	Seazen Holdings Co. Ltd. Class A	50,600	265
	China Everbright Ltd.	226,000	256
	Huaxin Cement Co. Ltd. Class B	143,040	255
*	Kwg Group Holdings Ltd.	465,000	254
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	270,462	249
	Yanzhou Coal Mining Co. Ltd. Class A	67,700	248
	Huadian Power International Corp. Ltd. Class H	676,000	247
	Bank of Beijing Co. Ltd. Class A	348,800	247
	Shimao Group Holdings Ltd.	332,500	245
	Shanghai International Port Group Co. Ltd. Class A	269,600	242
	China Minsheng Banking Corp. Ltd. Class A	390,600	239
	Logan Group Co. Ltd.	382,000	238
[2]	Legend Holdings Corp. Class H	171,000	238
	Bank of Qingdao Co. Ltd. Class A	365,950	237
*	New Hope Liuhe Co. Ltd. Class A	92,700	236
	SDIC Power Holdings Co. Ltd. Class A	147,900	234
[2]	BAIC Motor Corp. Ltd. Class H	626,500	230
	Bank of Hangzhou Co. Ltd. Class A	102,200	229
	Livzon Pharmaceutical Group Inc. Class H	63,600	227
[2]	Orient Securities Co. Ltd. Class H	279,200	219
	Gemdale Corp. Class A	104,500	213
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	172,000	211
	Hengli Petrochemical Co. Ltd. Class A	55,100	209
	Sinopec Engineering Group Co. Ltd. Class H	412,000	201
	China National Chemical Engineering Co. Ltd. Class A	122,300	199
	Angang Steel Co. Ltd. Class H	441,000	194
	Datang International Power Generation Co. Ltd. Class H	1,028,000	193
	BBMG Corp. Class A	437,400	189
	Satellite Chemical Co. Ltd. Class A	28,040	187
	LB Group Co. Ltd. Class A	48,200	186
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	72,000	184
	Lao Feng Xiang Co. Ltd. Class B	52,500	178
	China Reinsurance Group Corp. Class H	1,824,000	178
	Sinotrans Ltd. Class H	537,000	175
	Yanlord Land Group Ltd.	194,900	167
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	438,000	166
	Chongqing Changan Automobile Co. Ltd. Class B	314,120	160
	Dongfang Electric Corp. Ltd. Class H	116,400	158
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	140,300	157
	Beijing Jingneng Clean Energy Co. Ltd. Class H	534,000	155
	Sichuan Chuantou Energy Co. Ltd. Class A	86,100	150

		Shares	Market Value ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	84,920	141
	Anhui Expressway Co. Ltd. Class H	162,000	137
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	532,800	131
	Shenzhen Expressway Corp. Ltd. Class A	84,100	129
	Shanghai Industrial Holdings Ltd.	85,000	125
	Metallurgical Corp. of China Ltd. Class A	209,700	122
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	81,800	119
	Shenzhen Expressway Co. Ltd. Class H	114,000	113
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	14,130	111
	Hunan Valin Steel Co. Ltd. Class A	124,800	109
	Guangzhou R&F Properties Co. Ltd. Class H	241,200	107
	Jinke Properties Group Co. Ltd. Class A	150,700	107
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	53,500	107
	Hongfa Technology Co. Ltd. Class A	10,500	106
	China Evergrande Group	475,000	102
	Intco Medical Technology Co. Ltd. Class A	12,200	102
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	52,100	100
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	199,000	99
	Weifu High-Technology Group Co. Ltd. Class B	47,500	95
	Jiangxi Zhengbang Technology Co. Ltd. Class A	67,200	94
	Jiangsu Expressway Co. Ltd. Class A	65,900	93
	RiseSun Real Estate Development Co. Ltd. Class A	131,500	93
	Zhejiang Longsheng Group Co. Ltd. Class A	47,200	93
	Huaneng Power International Inc. Class A	78,600	91
	Beijing Capital Development Co. Ltd. Class A	97,700	90
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	24,900	89
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	87
	Maanshan Iron & Steel Co. Ltd. Class A	139,300	87
*	Guangshen Railway Co. Ltd. Class H	490,000	86
	Bank of Jiangsu Co. Ltd. Class A	82,160	86
	Wens Foodstuffs Group Co. Ltd. Class A	26,100	83
	Zhuzhou Kibing Group Co. Ltd. Class A	32,900	83
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	79
	Fujian Sunner Development Co. Ltd. Class A	22,800	76
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	41,400	74
	Yonghui Superstores Co. Ltd. Class A	120,000	74
	Jiayuan International Group Ltd.	208,000	72
	Greenland Holdings Corp. Ltd. Class A	99,645	69
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	48,500	69
	Sino-Ocean Group Holding Ltd.	278,000	68
	Maanshan Iron & Steel Co. Ltd. Class H	170,000	67
	Sinoma International Engineering Co. Class A	41,200	67
	Bank of Changsha Co. Ltd. Class A	53,300	66
	Shanghai Construction Group Co. Ltd. Class A	121,100	63
*,2	Red Star Macalline Group Corp. Ltd. Class H	114,472	63
	China CITIC Bank Corp. Ltd. Class A	82,800	61
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	36,700	61
	Huaibei Mining Holdings Co. Ltd. Class A	33,800	60
	Joyoung Co. Ltd. Class A	16,600	59
	Xiamen C & D Inc. Class A	39,100	58
	Bank of Chengdu Co. Ltd. Class A	24,400	54
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	22,900	53
	Weifu High-Technology Group Co. Ltd. Class A	15,000	49
	China Zheshang Bank Co. Ltd. Class A	91,600	49
	China South Publishing & Media Group Co. Ltd. Class A	33,100	49
	Huadian Power International Corp. Ltd. Class A	74,000	49
	Fujian Funeng Co. Ltd. Class A	23,900	48
	Shanghai Tunnel Engineering Co. Ltd. Class A	55,300	47

		Shares	Market Value ($000)
	Financial Street Holdings Co. Ltd. Class A	48,800	44
	Guangxi Guiguan Electric Power Co. Ltd. Class A	51,300	44
*	Citic Securities Co. Ltd.	108,750	43
*	Suning Universal Co. Ltd. Class A	65,600	42
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	44,100	41
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	40
	Zhejiang Runtu Co. Ltd. Class A	27,500	39
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	61,800	38
	Shenzhen Gas Corp. Ltd. Class A	31,300	38
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	37
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	36
	Chongqing Water Group Co. Ltd. Class A	39,200	36
	Shanghai AJ Group Co. Ltd. Class A	35,400	36
	Guangxi Liugong Machinery Co. Ltd. Class A	30,900	35
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	11,900	35
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	33,200	35
	Huafa Industrial Co. Ltd. Zhuhai Class A	35,200	35
	Liuzhou Iron & Steel Co. Ltd. Class A	38,900	32
	Nanjing Iron & Steel Co. Ltd. Class A	54,500	31
	Tangshan Jidong Cement Co. Ltd. Class A	17,300	31
	Zhejiang Medicine Co. Ltd. Class A	12,600	30
[2]	Everbright Securities Co. Ltd. Class H	37,400	28
	Shanghai Shimao Co. Ltd. Class A	54,300	28
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	27
	Jointo Energy Investment Co. Ltd. Hebei Class A	35,400	24
	Shandong Chenming Paper Holdings Ltd. Class H	27,500	13
	China Railway Signal & Communication Corp. Ltd. Class A	15,960	12
	China Aoyuan Group Ltd.	25,000	5
			206,593
Colombia (0.1%)
	Ecopetrol SA ADR	64,827	956
	Interconexion Electrica SA ESP	140,937	842
	Grupo Argos SA	85,779	351
	Grupo Aval Acciones y Valores SA Preference Shares	998,229	285
	Cementos Argos SA	157,203	258
	Grupo Aval Acciones y Valores SA ADR	18,290	104
	Ecopetrol SA	76,239	56
			2,852
Czech Republic (0.1%)
	CEZ A/S	52,309	1,941
[2]	Moneta Money Bank A/S	95,117	410
	O2 Czech Republic A/S	4,281	53
			2,404
Denmark (0.2%)
	Danske Bank A/S	203,224	3,945
	Tryg A/S	91,635	2,171
			6,116
Egypt (0.0%)
*	Egypt Kuwait Holding Co. SAE	206,656	279
	Eastern Co. SAE	309,033	205
*	Egypt Kuwait Holding Co. SAE (XCAI)	121,343	170
	Telecom Egypt Co.	63,313	68
	ElSewedy Electric Co.	54,550	32
			754
Finland (1.4%)
	Nordea Bank Abp (XHEL)	1,123,261	13,402

		Shares	Market Value ($000)
	Kone OYJ Class B	122,381	7,926
	Sampo OYJ Class A	155,272	7,706
	UPM-Kymmene OYJ	163,771	5,969
	Fortum OYJ	131,968	3,592
	Stora Enso OYJ Class R	174,721	3,557
	Kesko OYJ Class B	84,636	2,673
	Elisa OYJ	44,546	2,617
	Metso Outotec OYJ	189,061	2,028
	Wartsila OYJ Abp	148,507	1,833
	Nokian Renkaat OYJ	43,859	1,483
	Orion OYJ Class B	33,646	1,368
			54,154
France (4.8%)
	TotalEnergies SE	748,253	42,551
	Sanofi	335,141	35,043
	AXA SA	590,336	18,697
	Vinci SA	154,332	16,916
	Danone SA	184,962	11,533
	Societe Generale SA	240,155	8,915
	Orange SA	586,528	6,890
	Veolia Environnement SA	189,022	6,828
	Credit Agricole SA	381,591	5,741
	Publicis Groupe SA	69,455	4,706
	Carrefour SA	192,885	3,671
*	Engie SA	201,086	3,093
	Engie SA (XPAR)	177,349	2,728
	Bouygues SA	65,523	2,311
*	Rexel SA	92,692	2,066
	Engie SA Loyalty Shares	132,130	2,032
	SCOR SE	49,188	1,678
[2]	Amundi SA	17,474	1,358
	CNP Assurances	46,052	1,134
	TechnipFMC plc (XNYS)	152,487	994
*	EDF	103,154	992
	Rubis SCA	30,242	979
	Wendel SE	8,275	899
	Electricite de France SA (XPAR)	61,035	587
	Imerys SA	12,675	582
[2]	ALD SA	28,552	428
			183,352
Germany (7.1%)
	Siemens AG (Registered)	232,378	36,895
	Allianz SE (Registered)	126,730	32,538
	BASF SE	281,922	21,592
	Daimler AG (Registered)	259,306	20,691
	Deutsche Telekom AG (Registered)	1,044,607	19,721
	Bayer AG (Registered)	302,837	18,399
	Deutsche Post AG (Registered)	301,594	18,150
	Vonovia SE	240,891	13,720
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	43,256	13,694
	Volkswagen AG Preference Shares	58,047	12,090
	Bayerische Motoren Werke AG	97,626	10,333
	E.ON SE	667,289	9,204
	RWE AG	196,205	8,276
*	Daimler Truck Holding AG	130,285	4,593
	Porsche Automobil Holding SE Preference Shares	47,181	4,418
	Hannover Rueck SE	18,515	3,735

		Shares	Market Value ($000)
[2]	Covestro AG	54,813	3,288
	HeidelbergCement AG	46,615	3,244
	LEG Immobilien SE (XETR)	22,903	3,038
	Volkswagen AG	9,008	2,608
	Aroundtown SA	359,910	2,223
	Evonik Industries AG	60,209	1,964
	Bayerische Motoren Werke AG Preference Shares	19,176	1,660
	Rheinmetall AG	13,369	1,398
	Uniper SE	27,839	1,260
	Telefonica Deutschland Holding AG	240,251	690
	Talanx AG	13,958	668
	HOCHTIEF AG	6,016	468
[2]	DWS Group GmbH & Co. KGaA	11,554	465
	METRO AG	42,274	432
	Traton SE	15,178	364
			271,819
Greece (0.1%)
	Hellenic Telecommunications Organization SA	74,040	1,439
	OPAP SA	64,912	964
	Mytilineos SA	29,425	504
	JUMBO SA	30,002	446
	Motor Oil Hellas Corinth Refineries SA	19,517	313
			3,666
Hong Kong (1.9%)
	CK Hutchison Holdings Ltd.	831,000	5,906
	Sun Hung Kai Properties Ltd.	448,500	5,472
	CLP Holdings Ltd.	510,000	5,104
	Hong Kong & China Gas Co. Ltd.	3,294,400	5,077
	Hang Seng Bank Ltd.	219,600	4,348
	BOC Hong Kong Holdings Ltd.	1,099,500	4,245
	CK Asset Holdings Ltd.	598,564	3,996
	Jardine Matheson Holdings Ltd.	65,500	3,869
	Power Assets Holdings Ltd.	421,599	2,591
	Wharf Real Estate Investment Co. Ltd.	516,000	2,454
	Lenovo Group Ltd.	2,256,000	2,445
	Henderson Land Development Co. Ltd.	451,587	1,975
	Hongkong Land Holdings Ltd.	361,300	1,957
	New World Development Co. Ltd.	475,750	1,942
	Want Want China Holdings Ltd.	1,785,000	1,751
	Xinyi Glass Holdings Ltd.	618,000	1,638
[2]	WH Group Ltd.	2,336,599	1,563
	Wharf Holdings Ltd.	439,000	1,500
	SITC International Holdings Co. Ltd.	381,000	1,452
	Sino Land Co. Ltd.	1,030,000	1,335
	Tingyi Cayman Islands Holding Corp.	643,000	1,332
	Hang Lung Properties Ltd.	598,576	1,281
	CK Infrastructure Holdings Ltd.	205,972	1,269
	Swire Pacific Ltd. Class A	193,288	1,171
*	Chow Tai Fook Jewellery Group Ltd.	545,200	958
	Swire Properties Ltd.	326,698	871
	Bank of East Asia Ltd.	413,980	707
	PCCW Ltd.	1,328,793	700
	Hysan Development Co. Ltd.	207,000	635
	Kerry Properties Ltd.	204,500	578
[2]	BOC Aviation Ltd.	65,600	551
	NWS Holdings Ltd.	401,000	400
	NagaCorp Ltd.	446,000	355

		Shares	Market Value ($000)
	VTech Holdings Ltd.	43,900	347
	Uni-President China Holdings Ltd.	359,000	339
	Lee & Man Paper Manufacturing Ltd.	482,000	330
	First Pacific Co. Ltd.	702,000	270
*	Towngas China Co. Ltd.	349,185	257
	Dairy Farm International Holdings Ltd.	84,100	225
	Haitong International Securities Group Ltd.	706,000	162
	Shui On Land Ltd.	1,065,000	151
	Swire Pacific Ltd. Class B	137,500	136
*	Shun Tak Holdings Ltd.	478,000	127
	Dah Sing Banking Group Ltd.	111,600	106
	Cafe de Coral Holdings Ltd.	62,000	105
	Guotai Junan International Holdings Ltd.	441,000	60
	Hutchison Telecommunications Hong Kong Holdings Ltd.	152,000	25
			74,068
Hungary (0.0%)
	Magyar Telekom Telecommunications plc	74,824	99
India (1.3%)
	Infosys Ltd.	1,094,161	25,743
	Power Grid Corp. of India Ltd.	974,745	2,825
	ITC Ltd.	913,534	2,713
	NTPC Ltd.	1,375,998	2,639
	Oil & Natural Gas Corp. Ltd.	921,715	2,155
	Vedanta Ltd.	382,178	1,667
	Bharat Petroleum Corp. Ltd.	307,923	1,649
	Hero MotoCorp Ltd.	39,638	1,456
	Indian Oil Corp. Ltd.	820,883	1,389
	Indus Towers Ltd.	396,782	1,351
	Coal India Ltd.	569,463	1,226
	Mphasis Ltd.	27,435	1,152
	Gail India Ltd.	547,420	1,068
	Hindustan Petroleum Corp. Ltd.	214,283	907
	Power Finance Corp. Ltd.	406,904	668
	Petronet LNG Ltd.	213,838	615
	REC Ltd.	290,939	543
	NMDC Ltd.	213,086	401
	Oil India Ltd.	98,748	320
	NHPC Ltd.	723,267	292
	Oracle Financial Services Software Ltd.	5,872	278
	Hindustan Zinc Ltd.	61,246	261
	Castrol India Ltd.	130,757	219
	Sun TV Network Ltd.	27,777	186
			51,723
Indonesia (0.5%)
	Bank Rakyat Indonesia Persero Tbk PT	20,016,959	5,697
	Telkom Indonesia Persero Tbk PT	14,224,200	4,166
	Bank Mandiri Persero Tbk PT	5,731,900	3,004
	Astra International Tbk PT	6,268,800	2,399
	United Tractors Tbk PT	484,004	782
	Indofood Sukses Makmur Tbk PT	1,463,900	646
	Indocement Tunggal Prakarsa Tbk PT	528,500	405
	Indofood CBP Sukses Makmur Tbk PT	638,000	388
	Bukit Asam Tbk PT	1,421,700	283
	Hanjaya Mandala Sampoerna Tbk PT	2,611,000	172
	Bank Danamon Indonesia Tbk PT	153,600	26
			17,968

		Shares	Market Value ($000)
Israel (0.3%)
	Bank Leumi Le-Israel BM	446,056	4,784
	Bank Hapoalim BM	362,991	3,767
	ICL Group Ltd.	212,153	1,919
	Gazit-Globe Ltd.	24,287	253
			10,723
Italy (1.8%)
	Enel SpA	2,399,519	18,468
	Intesa Sanpaolo SpA	5,111,690	15,191
	Eni SpA	762,559	11,455
	Assicurazioni Generali SpA	372,970	7,849
	Snam SpA (MTAA)	674,276	3,778
	Terna - Rete Elettrica Nazionale	431,255	3,389
[2]	Poste Italiane SpA	141,720	1,902
[2]	Infrastrutture Wireless Italiane SpA	104,081	1,122
	A2A SpA	512,881	974
	Hera SpA	233,027	969
	Italgas SpA	143,762	954
	Telecom Italia SpA Savings Shares	1,928,409	861
	Banca Mediolanum SpA	84,199	819
	UnipolSai Assicurazioni SpA	126,458	369
			68,100
Japan (11.4%)
	Toyota Motor Corp.	3,799,465	75,089
	Mitsubishi UFJ Financial Group Inc.	3,825,900	23,190
	KDDI Corp.	507,800	16,224
	Honda Motor Co. Ltd.	525,200	15,469
	Sumitomo Mitsui Financial Group Inc.	398,654	14,360
	Takeda Pharmaceutical Co. Ltd.	471,100	13,654
	ITOCHU Corp.	416,484	13,380
	Mitsubishi Corp.	367,600	12,481
	Mitsui & Co. Ltd.	483,512	12,057
	Tokio Marine Holdings Inc.	196,734	11,740
	Mizuho Financial Group Inc.	785,820	10,645
	Nippon Telegraph & Telephone Corp.	367,600	10,520
	Softbank Corp.	835,882	10,478
	Bridgestone Corp.	175,900	7,703
	ORIX Corp.	371,500	7,663
	Japan Tobacco Inc.	365,200	7,291
	Canon Inc.	305,100	7,216
	Dai-ichi Life Holdings Inc.	316,100	7,115
	Japan Post Holdings Co. Ltd.	699,961	5,975
	Daiwa House Industry Co. Ltd.	196,400	5,732
	Sumitomo Corp.	342,538	5,294
	Marubeni Corp.	481,500	4,955
	MS&AD Insurance Group Holdings Inc.	143,000	4,905
	Sompo Holdings Inc.	101,400	4,745
	Nomura Holdings Inc.	951,200	4,202
	Nippon Yusen KK	49,200	3,857
	Sumitomo Mitsui Trust Holdings Inc.	110,600	3,825
	Asahi Kasei Corp.	383,900	3,792
	Kirin Holdings Co. Ltd.	230,000	3,686
	ENEOS Holdings Inc.	919,005	3,660
	Sekisui House Ltd.	174,802	3,542
	Subaru Corp.	186,509	3,395
	Sumitomo Electric Industries Ltd.	231,000	3,063
	Mitsubishi Chemical Holdings Corp.	388,500	3,047

	Shares	Market Value ($000)
Resona Holdings Inc.	665,000	2,858
Daiwa Securities Group Inc.	467,914	2,819
Inpex Corp.	277,900	2,809
Toyota Tsusho Corp.	68,200	2,766
AGC Inc.	55,800	2,561
Mitsubishi Heavy Industries Ltd.	91,900	2,496
T&D Holdings Inc.	165,300	2,443
Sumitomo Chemical Co. Ltd.	470,700	2,374
Yamaha Motor Co. Ltd.	98,100	2,336
Daito Trust Construction Co. Ltd.	19,600	2,247
Chubu Electric Power Co. Inc.	219,400	2,197
Kansai Electric Power Co. Inc.	224,800	2,122
Dai Nippon Printing Co. Ltd.	83,000	1,992
SBI Holdings Inc.	75,400	1,945
Trend Micro Inc.	36,400	1,931
Aisin Corp.	51,700	1,877
Lixil Corp.	77,800	1,781
Idemitsu Kosan Co. Ltd.	69,353	1,777
Taisei Corp.	53,600	1,757
Kajima Corp.	138,900	1,678
Obayashi Corp.	204,000	1,653
Concordia Financial Group Ltd.	356,300	1,464
Mitsui Chemicals Inc.	53,300	1,425
Tosoh Corp.	88,900	1,391
Seiko Epson Corp.	87,900	1,369
Japan Post Bank Co. Ltd.	134,348	1,322
Chiba Bank Ltd.	193,000	1,248
Hulic Co. Ltd.	124,486	1,203
Marui Group Co. Ltd.	61,200	1,181
Kyushu Electric Power Co. Inc.	155,200	1,150
Tohoku Electric Power Co. Inc.	156,500	1,102
Shimizu Corp.	165,300	1,101
Denka Co. Ltd.	31,000	1,092
Mitsubishi Gas Chemical Co. Inc.	55,700	1,067
Haseko Corp.	80,386	1,021
Kuraray Co. Ltd.	113,600	1,021
Fukuoka Financial Group Inc.	51,700	1,015
NGK Spark Plug Co. Ltd.	58,000	986
Iida Group Holdings Co. Ltd.	46,200	961
Amada Co. Ltd.	96,700	936
Nomura Real Estate Holdings Inc.	39,800	932
Mitsubishi HC Capital Inc. (XTKS)	178,620	923
Tokyo Tatemono Co. Ltd.	60,000	894
Aozora Bank Ltd.	39,000	877
Chugoku Electric Power Co. Inc.	103,835	816
DIC Corp.	29,200	749
Teijin Ltd.	59,200	746
Mebuki Financial Group Inc.	331,600	740
EXEO Group Inc.	35,300	717
Electric Power Development Co. Ltd.	52,700	692
J Front Retailing Co. Ltd.	73,600	660
Sanwa Holdings Corp.	58,100	629
Konica Minolta Inc.	147,300	621
Hachijuni Bank Ltd.	166,500	615
Nippon Electric Glass Co. Ltd.	24,200	605
Ube Industries Ltd.	32,900	592
Kaneka Corp.	17,600	573
Daicel Corp.	77,300	570

		Shares	Market Value ($000)
	Lawson Inc.	12,600	552
	Yokohama Rubber Co. Ltd.	37,400	545
	Sumitomo Rubber Industries Ltd.	51,700	538
	Hirogin Holdings Inc.	91,500	533
	Credit Saison Co. Ltd.	47,400	529
	Seven Bank Ltd.	235,700	498
	Penta-Ocean Construction Co. Ltd.	87,800	488
	Yamaguchi Financial Group Inc.	77,700	482
	Cosmo Energy Holdings Co. Ltd.	22,500	452
	H.U. Group Holdings Inc.	17,500	444
	Aica Kogyo Co. Ltd.	13,800	380
	Fuyo General Lease Co. Ltd.	5,700	378
	Toda Corp.	58,100	375
	AEON Financial Service Co. Ltd.	35,600	374
	Kaken Pharmaceutical Co. Ltd.	10,200	365
	Tokuyama Corp.	22,500	358
	Toyota Boshoku Corp.	19,300	342
	Sankyo Co. Ltd.	12,100	312
	Shikoku Electric Power Co. Inc.	41,400	288
	Lintec Corp.	11,800	274
	Kyudenko Corp.	9,700	248
	Yamato Kogyo Co. Ltd.	7,900	243
	Matsui Securities Co. Ltd.	33,600	235
	Heiwa Corp.	14,300	229
	Fuji Media Holdings Inc.	16,400	165
	Noevir Holdings Co. Ltd.	2,900	131
	Kandenko Co. Ltd.	17,500	130
	Tokai Rika Co. Ltd.	9,100	119
			435,382
Kuwait (0.3%)
*	National Bank of Kuwait SAKP	2,068,003	7,089
	Mobile Telecommunications Co. KSCP	663,191	1,311
	Gulf Bank KSCP	531,391	522
	Boubyan Petrochemicals Co. KSCP	133,112	403
	Humansoft Holding Co. KSC	31,304	322
	Burgan Bank SAK	296,807	265
			9,912
Malaysia (0.7%)
	Public Bank Bhd.	4,708,700	4,743
	Malayan Banking Bhd.	1,912,297	3,781
	CIMB Group Holdings Bhd.	2,145,000	2,672
	Tenaga Nasional Bhd.	1,149,533	2,522
	Axiata Group Bhd.	1,432,900	1,273
	DiGi.Com Bhd.	1,172,500	1,066
	Maxis Bhd.	899,400	909
	MISC Bhd.	524,044	875
	Top Glove Corp. Bhd.	1,620,900	826
	Hong Leong Bank Bhd.	175,900	817
	Genting Bhd.	701,900	735
	Petronas Gas	163,532	664
	RHB Bank Bhd.	492,600	656
	Hartalega Holdings Bhd.	464,800	653
	Petronas Dagangan Bhd.	122,600	569
	Genting Malaysia Bhd.	819,700	537
	Sime Darby Bhd.	1,029,600	529
*	AMMB Holdings Bhd.	610,200	477
	Westports Holdings Bhd.	356,700	327

		Shares	Market Value ($000)
	Sime Darby Property Bhd.	1,439,200	199
	British American Tobacco Malaysia Bhd.	49,600	145
	Supermax Corporation Bhd.	362,146	102
	Astro Malaysia Holdings Bhd.	41,500	10
			25,087
Mexico (0.6%)
	America Movil SAB de CV Series L	9,042,600	8,509
	Wal-Mart de Mexico SAB de CV	1,583,535	5,384
	Grupo Mexico SAB de CV Series B	964,300	4,141
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	112,154	1,542
	Coca-Cola Femsa SAB de CV	179,535	942
	Alfa SAB de CV Class A	1,024,800	746
	Orbia Advance Corp. SAB de CV	294,100	687
	Promotora y Operadora de Infraestructura SAB de CV	69,625	508
	Kimberly-Clark de Mexico SAB de CV Class A	224,600	325
	Megacable Holdings SAB de CV	95,600	308
			23,092
Netherlands (2.8%)
	Shell plc (XLON)	2,385,909	61,291
	ING Groep NV	1,202,725	17,787
	Koninklijke Ahold Delhaize NV	301,902	9,789
	NN Group NV	95,014	5,317
	Koninklijke KPN NV	1,033,585	3,409
	Aegon NV	563,633	3,180
	Randstad NV	34,157	2,222
[2]	Signify NV	38,226	2,025
	ASR Nederland NV	43,472	2,021
	Koninklijke Vopak NV	20,339	698
			107,739
New Zealand (0.2%)
	Spark New Zealand Ltd.	586,036	1,675
	Contact Energy Ltd.	264,101	1,369
	Meridian Energy Ltd.	385,197	1,110
	Fletcher Building Ltd.	238,158	1,013
	Mercury NZ Ltd.	218,512	804
			5,971
Norway (0.9%)
	Equinor ASA	294,674	8,123
	DNB Bank ASA	317,472	7,556
	Mowi ASA	137,246	3,369
	Norsk Hydro ASA	418,107	3,213
	Telenor ASA	193,320	3,195
	Yara International ASA	50,231	2,579
	Orkla ASA	238,327	2,278
	Aker BP ASA	40,281	1,396
	Gjensidige Forsikring ASA	48,398	1,182
	Salmar ASA	16,944	1,155
	Leroy Seafood Group ASA	84,171	702
	Aker ASA Class A	7,805	668
			35,416
Pakistan (0.0%)
	Fauji Fertilizer Co. Ltd.	433,573	262
Philippines (0.1%)
	International Container Terminal Services Inc.	328,910	1,294
	PLDT Inc.	28,840	1,037
	Manila Electric Co.	92,860	611

		Shares	Market Value ($000)
	Globe Telecom Inc.	9,030	551
	Aboitiz Power Corp.	437,600	304
	Metro Pacific Investments Corp.	3,834,000	291
	DMCI Holdings Inc.	1,338,100	224
	Semirara Mining & Power Corp. Class A	378,220	186
	LT Group Inc.	757,200	149
			4,647
Poland (0.1%)
	Polski Koncern Naftowy ORLEN SA	96,322	1,684
	Cyfrowy Polsat SA	77,593	599
			2,283
Portugal (0.2%)
	EDP - Energias de Portugal SA	874,823	4,478
	Galp Energia SGPS SA	160,247	1,767
			6,245
Qatar (0.5%)
	Qatar National Bank QPSC	1,357,031	8,154
	Industries Qatar QSC	482,510	2,230
	Qatar Islamic Bank SAQ	345,688	1,860
	Masraf Al Rayan QSC	1,091,418	1,471
	Commercial Bank PSQC	539,499	1,062
	Qatar Gas Transport Co. Ltd.	843,984	837
	Qatar Fuel QSC	138,406	722
	Qatar Electricity & Water Co. QSC	144,675	710
	Qatar International Islamic Bank QSC	228,650	628
	Ooredoo QPSC	263,054	525
	Barwa Real Estate Co.	568,219	525
	Doha Bank QPSC	522,073	420
	Vodafone Qatar QSC	465,414	226
			19,370
Romania (0.0%)
	Banca Transilvania SA	1,539,836	920
Russia (1.7%)
	Sberbank of Russia PJSC	3,144,595	10,837
	Gazprom PJSC	1,703,260	7,359
	Novatek PJSC	324,388	6,911
	Gazprom PJSC ADR	748,819	6,519
	Lukoil PJSC	66,673	5,919
	LUKOIL PJSC ADR	51,350	4,598
	MMC Norilsk Nickel PJSC	10,267	2,880
	Tatneft PJSC ADR	44,997	1,746
	MMC Norilsk Nickel PJSC ADR	53,701	1,518
	Rosneft Oil Co. PJSC (Registered) GDR	190,781	1,422
	Tatneft PJSC	188,671	1,215
	Surgutneftegas PJSC Preference Shares	2,469,660	1,192
	Rosneft Oil Co. PJSC	159,250	1,188
	Alrosa PJSC	760,062	1,118
	Polyus PJSC	6,637	1,048
	Mobile TeleSystems PJSC ADR	132,889	1,015
	Novolipetskiy Metallurgicheskiy Kombinat PJSC	366,694	1,013
	Magnit PJSC	15,484	1,010
	VTB Bank PJSC GDR (Registered)	802,016	919
	Transneft PJSC Preference Shares	467	895
	Moscow Exchange MICEX-RTS PJSC	412,078	776
*	United Co. Rusal International	781,740	737
	Severstal PAO GDR (Registered)	34,635	683

		Shares	Market Value ($000)
	Inter Rao Ues PJSC	11,294,600	567
	Magnit PJSC GDR (Registered)	36,161	476
	Magnitogorsk Iron & Steel Works PJSC	592,710	469
	Severstal PAO PJSC	22,170	432
	PhosAgro PJSC	5,813	411
	Polyus PJSC (Registered) GDR	4,270	334
	Rostelecom PJSC	336,910	325
	Tatneft PJSC Preference Shares	49,963	292
	PhosAgro PJSC GDR (Registered)	14,265	286
	RusHydro PJSC	29,565,000	281
	Sistema PJSFC	881,300	229
	Federal Grid Co.	83,950,000	155
	Unipro PJSC	1,744,000	54
	Mobile TeleSystems PJSC	13,562	51
	Mosenergo PJSC	1,739,000	48
			66,928
Saudi Arabia (1.3%)
	Saudi National Bank	670,898	13,228
[2]	Saudi Arabian Oil Co.	792,589	7,911
	Saudi Basic Industries Corp.	207,467	6,945
	Saudi Telecom Co.	183,192	5,763
	Riyad Bank	374,902	3,408
	SABIC Agri-Nutrients Co.	56,911	2,580
	Saudi Electricity Co.	234,054	1,646
	Sahara International Petrochemical Co.	106,299	1,230
	Arab National Bank	164,415	1,217
	Yanbu National Petrochemical Co.	63,208	1,149
	Jarir Marketing Co.	17,804	958
	Bank Al-Jazira	127,301	790
	Advanced Petrochemical Co.	33,342	669
	Saudi Industrial Investment Group	68,032	622
	Southern Province Cement Co.	22,809	426
	Abdullah Al Othaim Markets Co.	15,023	424
	National Petrochemical Co.	36,451	414
	Arabian Centres Co. Ltd.	55,137	338
*	Seera Group Holding	58,761	309
	Saudi Cement Co.	20,230	303
	Yanbu Cement Co.	26,024	272
	Qassim Cement Co.	12,249	261
	Saudia Dairy & Foodstuff Co.	4,828	210
			51,073
Singapore (1.3%)
	DBS Group Holdings Ltd.	553,978	14,551
	Oversea-Chinese Banking Corp. Ltd.	1,066,400	9,926
	United Overseas Bank Ltd.	397,945	8,894
	Singapore Telecommunications Ltd.	2,279,688	4,134
*	Capitaland Investment Ltd.	778,300	1,997
	Singapore Exchange Ltd.	264,732	1,832
	Keppel Corp. Ltd.	429,012	1,809
	Singapore Technologies Engineering Ltd.	510,500	1,419
	Venture Corp. Ltd.	89,900	1,178
	Genting Singapore Ltd.	1,920,300	1,049
	Singapore Press Holdings Ltd.	438,300	756
	ComfortDelGro Corp. Ltd.	693,500	700
	NetLink NBN Trust	945,000	680
	Jardine Cycle & Carriage Ltd.	31,300	471
	Sembcorp Industries Ltd.	250,500	425

		Shares	Market Value ($000)
	Hutchison Port Holdings Trust Class U	1,596,600	377
	Golden Agri-Resources Ltd.	1,713,900	313
	Olam International Ltd.	207,600	259
	Singapore Post Ltd.	420,700	199
	StarHub Ltd.	108,700	104
*	SIA Engineering Co. Ltd.	47,400	76
	Singapore Telecommunications Ltd. (XSES)	8,800	16
			51,165
South Africa (1.3%)
*	MTN Group Ltd.	555,975	6,992
	FirstRand Ltd.	1,512,511	6,097
	Standard Bank Group Ltd.	400,657	3,911
	Impala Platinum Holdings Ltd.	248,585	3,832
	Sibanye Stillwater Ltd.	880,895	3,283
	Gold Fields Ltd.	266,423	2,855
	Anglogold Ltd.	131,619	2,467
	Sanlam Ltd.	533,393	2,191
	Anglo American Platinum Ltd.	17,859	2,164
	Shoprite Holdings Ltd.	145,895	1,996
	Vodacom Group Ltd.	184,586	1,772
	Nedbank Group Ltd.	131,708	1,639
	Remgro Ltd.	153,527	1,326
	Old Mutual Ltd. (XZIM)	1,431,983	1,290
	Mr Price Group Ltd.	81,176	1,079
	NEPI Rockcastle plc	145,968	993
	Exxaro Resources Ltd.	79,759	863
	SPAR Group Ltd.	65,100	712
	Tiger Brands Ltd.	58,792	700
	Harmony Gold Mining Co. Ltd.	162,736	594
	Kumba Iron Ore Ltd.	15,750	562
	AVI Ltd.	103,835	517
	Investec Ltd.	90,816	513
	African Rainbow Minerals Ltd.	31,205	465
	Truworths International Ltd.	118,009	435
	Momentum Metropolitan Holdings	266,517	349
	Pick n Pay Stores Ltd.	93,312	310
	Coronation Fund Managers Ltd.	71,015	237
	Santam Ltd.	11,049	194
*	Liberty Holdings Ltd.	26,051	167
			50,505
South Korea (1.2%)
	KB Financial Group Inc.	117,689	5,833
	Shinhan Financial Group Co. Ltd.	150,299	4,814
	POSCO	19,748	4,418
	Hana Financial Group Inc.	87,325	3,290
	KT&G Corp.	33,652	2,174
	Woori Financial Group Inc.	164,455	2,023
	LG Corp.	28,507	1,763
	Samsung Fire & Marine Insurance Co. Ltd.	9,821	1,642
	Korea Electric Power Corp.	74,764	1,286
	Korea Zinc Co. Ltd.	2,992	1,273
	Samsung Life Insurance Co. Ltd.	19,519	989
	SK Telecom Co. Ltd. ADR	34,948	917
*	SK Square Co. Ltd.	18,991	866
	Hyundai Motor Co. Preference Shares (XKRS)	8,966	729
	LG Uplus Corp.	66,395	723
*	Kangwon Land Inc.	33,795	711

		Shares	Market Value ($000)
	Korea Investment Holdings Co. Ltd.	11,343	696
	GS Engineering & Construction Corp.	20,231	673
	Samsung Securities Co. Ltd.	19,831	670
	DB Insurance Co. Ltd.	12,882	645
	Hyundai Heavy Industries Holdings Co. Ltd.	15,878	640
	Industrial Bank of Korea	73,293	636
	Mirae Asset Securities Co. Ltd.	82,908	594
	Hyundai Motor Co. Preference Shares	7,465	591
	GS Holdings Corp.	17,090	552
	BNK Financial Group Inc.	79,640	537
	KCC Corp.	1,439	466
	NH Investment & Securities Co. Ltd.	44,391	426
	Hyundai Marine & Fire Insurance Co. Ltd.	19,930	424
	Cheil Worldwide Inc.	20,380	375
	DGB Financial Group Inc.	42,020	325
	LOTTE Fine Chemical Co. Ltd.	5,372	309
	S-1 Corp.	5,304	297
	Posco International Corp.	17,167	297
	Mirae Asset Securities Co. Ltd. Preference Shares	75,828	277
	Lotte Shopping Co. Ltd.	3,665	246
*	Korea Gas Corp.	8,025	236
	Samsung Card Co. Ltd.	9,105	234
	DL Holdings Co. Ltd.	4,243	200
*	Doosan Bobcat Inc.	6,263	196
	SSANGYONG C&E Co. Ltd.	26,192	167
	KEPCO Plant Service & Engineering Co. Ltd.	5,835	159
	Lotte Corp.	6,271	140
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	937	122
	Hyundai Motor Co.	346	56
	Hanwha Corp. Preference Shares	3,489	44
			44,681
Spain (2.5%)
	Iberdrola SA (XMAD)	1,818,856	20,853
	Banco Santander SA	5,295,787	18,570
	Banco Bilbao Vizcaya Argentaria SA	2,061,766	13,164
	Industria de Diseno Textil SA	322,458	9,780
	Telefonica SA	1,593,222	7,427
	Repsol SA	403,873	5,132
	CaixaBank SA	1,350,202	4,344
[1]	Naturgy Energy Group SA	91,925	2,911
[1]	Red Electrica Corp. SA	133,344	2,688
	Endesa SA	99,068	2,218
	ACS Actividades de Construccion y Servicios SA	72,500	1,830
	Enagas SA	79,109	1,710
	Bankinter SA	218,739	1,283
	Acciona SA	7,177	1,250
	Mapfre SA	339,543	737
*	Iberdrola SA	29,233	334
*,3	Acs Actividades De Construccio Rights Exp. 2/2/2022	71,611	38
			94,269
Sweden (1.6%)
	Investor AB Class B	559,099	12,139
	Volvo AB Class B	465,762	10,511
	Swedbank AB Class A	308,116	6,032
	Skandinaviska Enskilda Banken AB Class A	442,044	5,714
	Svenska Handelsbanken AB Class A	461,661	4,920
	Boliden AB	83,192	3,369

		Shares	Market Value ($000)
	Telia Co. AB	796,955	3,141
	Skanska AB Class B	111,379	2,727
	SKF AB Class B	118,550	2,599
	Lundin Energy AB	58,095	2,363
	Tele2 AB Class B	157,128	2,286
	Castellum AB	88,479	2,084
	Electrolux AB Class B	69,139	1,439
	Securitas AB Class B	94,635	1,143
	Svenska Handelsbanken AB Class B	7,990	97
	Skandinaviska Enskilda Banken AB Class C	3,681	51
			60,615
Switzerland (9.5%)
	Nestle SA (Registered)	848,791	109,612
	Roche Holding AG	180,693	69,928
	Novartis AG (Registered)	637,648	55,405
	Zurich Insurance Group AG	45,483	21,755
	UBS Group AG (Registered)	1,004,540	18,634
	ABB Ltd. (Registered)	512,948	17,785
	Roche Holding AG (Bearer)	40,176	16,544
	Swiss Re AG	88,069	9,596
	Holcim Ltd.	168,049	9,108
	Swiss Life Holding AG (Registered)	9,714	6,252
	SGS SA (Registered)	1,798	5,127
	Swisscom AG (Registered)	7,824	4,472
	Julius Baer Group Ltd.	67,175	4,390
	Baloise Holding AG (Registered)	14,277	2,501
	Swiss Prime Site AG (Registered)	23,668	2,340
	Adecco Group AG (Registered)	47,955	2,284
	PSP Swiss Property AG (Registered)	13,532	1,641
	Clariant AG (Registered)	72,666	1,540
	Helvetia Holding AG (Registered)	11,296	1,420
	DKSH Holding AG	11,475	920
	Banque Cantonale Vaudoise (Registered)	9,207	761
	OC Oerlikon Corp. AG (Registered)	52,208	507
	Sulzer AG (Registered)	4,865	466
*,2	Medmix AG	7,733	335
			363,323
Taiwan (4.1%)
	Hon Hai Precision Industry Co. Ltd.	3,644,000	13,625
	United Microelectronics Corp.	3,542,000	7,400
	Delta Electronics Inc.	668,802	6,598
	Fubon Financial Holding Co. Ltd.	2,146,639	5,924
	Cathay Financial Holding Co. Ltd.	2,549,388	5,913
	Formosa Plastics Corp.	1,491,879	5,721
	CTBC Financial Holding Co. Ltd.	5,604,120	5,634
	Nan Ya Plastics Corp.	1,699,000	5,365
	Chunghwa Telecom Co. Ltd.	1,150,000	4,888
	China Steel Corp.	3,757,000	4,598
	Mega Financial Holding Co. Ltd.	3,297,000	4,413
	Chailease Holding Co. Ltd.	405,518	3,720
	Uni-President Enterprises Corp.	1,465,000	3,591
	Evergreen Marine Corp. Taiwan Ltd.	818,000	3,471
	Yuanta Financial Holding Co. Ltd.	3,577,360	3,289
	Novatek Microelectronics Corp.	173,000	3,042
	Formosa Chemicals & Fibre Corp.	1,016,000	2,912
	First Financial Holding Co. Ltd.	3,127,862	2,848
	Taiwan Cement Corp.	1,661,365	2,826

		Shares	Market Value ($000)
	Realtek Semiconductor Corp.	143,000	2,774
	Quanta Computer Inc.	817,000	2,765
	Asustek Computer Inc.	210,268	2,749
*	Yageo Corp.	159,000	2,710
	ASE Technology Holding Co. Ltd.	660,171	2,404
	Taishin Financial Holding Co. Ltd.	3,323,812	2,377
	Hua Nan Financial Holdings Co. Ltd.	2,959,896	2,345
	Sinopac Holdings Co.	3,131,641	1,874
	Globalwafers Co. Ltd.	64,000	1,827
	Innolux Corp.	2,834,000	1,780
	Taiwan Mobile Co. Ltd.	486,000	1,747
	President Chain Store Corp.	180,000	1,719
	Shanghai Commercial & Savings Bank Ltd.	1,006,000	1,697
	Accton Technology Corp.	166,000	1,603
	Pegatron Corp.	630,000	1,584
	Formosa Petrochemical Corp.	433,000	1,511
	Lite-On Technology Corp.	625,194	1,444
	Vanguard International Semiconductor Corp.	282,000	1,360
	Catcher Technology Co. Ltd.	235,672	1,328
[1]	ASE Technology Holding Co. Ltd. ADR	185,939	1,316
	Sino-American Silicon Products Inc.	168,000	1,315
	Eclat Textile Co. Ltd.	58,200	1,291
	Far Eastern New Century Corp.	1,189,000	1,246
	Micro-Star International Co. Ltd.	216,000	1,208
	Compal Electronics Inc.	1,285,000	1,175
	Far EasTone Telecommunications Co. Ltd.	495,000	1,160
	Asia Cement Corp.	709,000	1,136
	Feng TAY Enterprise Co. Ltd.	130,280	1,068
	Wistron Corp.	911,656	1,036
	Acer Inc.	944,000	979
	Wiwynn Corp.	26,000	953
	Synnex Technology International Corp.	386,000	951
	Pou Chen Corp.	803,000	934
*	Walsin Technology Corp.	154,000	859
	Powertech Technology Inc.	228,000	813
	Inventec Corp.	857,994	787
	Foxconn Technology Co. Ltd.	355,190	782
	Cheng Shin Rubber Industry Co. Ltd.	581,994	732
	Chicony Electronics Co. Ltd.	207,370	665
	Zhen Ding Technology Holding Ltd.	192,000	662
	Teco Electric and Machinery Co. Ltd.	591,000	632
	Nanya Technology Corp.	228,000	606
	Nien Made Enterprise Co. Ltd.	40,000	564
	Taiwan Fertilizer Co. Ltd.	212,000	515
	Taiwan Secom Co. Ltd.	81,000	298
	Formosa Taffeta Co. Ltd.	284,000	294
	Transcend Information Inc.	72,000	183
			157,536
Thailand (0.7%)
	PTT PCL	4,671,800	5,516
	Siam Commercial Bank PCL	751,900	2,858
	Advanced Info Service PCL	363,304	2,413
	Siam Cement PCL (Registered)	182,150	2,116
	PTT Exploration & Production PCL	400,930	1,574
	Kasikornbank PCL NVDR	325,800	1,475
	PTT Global Chemical PCL	732,499	1,256
	Intouch Holdings PCL Class F	440,941	1,021
	Siam Cement PCL NDVR	79,400	922

		Shares	Market Value ($000)
	Krung Thai Bank PCL	2,005,100	850
	Charoen Pokphand Foods PCL	1,003,000	764
	BTS Group Holdings PCL	2,596,100	720
	Bangkok Bank PCL (Registered)	169,500	694
	Kasikornbank PCL	147,500	668
	Digital Telecommunications Infrastructure Fund Class F	1,565,397	668
	Banpu PCL (Registered)	1,796,050	602
	TMBThanachart Bank PCL	14,498,700	596
	Land & Houses PCL (Registered)	2,000,500	591
	Thai Union Group PCL Class F	844,900	531
	IRPC PCL	3,108,100	358
	Electricity Generating PCL	64,600	331
	Osotspa PCL	328,800	320
	Ratch Group PCL	236,900	318
	Bangkok Bank PCL NVDR	69,500	284
	Siam Makro PCL	201,837	244
	Sri Trang Gloves Thailand PCL	275,300	240
	Total Access Communication PCL	160,500	223
	Bangkok Life Assurance PCL NVDR	172,500	221
	Siam City Cement PCL	30,232	146
	Siam Commercial Bank PCL NVDR	30,700	117
	Land & Houses PCL NVDR	252,900	75
	Intouch Holdings PCL NVDR	27,400	64
			28,776
Turkey (0.1%)
	Eregli Demir ve Celik Fabrikalari TAS	405,299	836
	BIM Birlesik Magazalar A/S	141,294	747
	Turkiye Garanti Bankasi A/S	761,028	682
	Turkcell Iletisim Hizmetleri A/S	393,849	555
	Turkiye Sise ve Cam Fabrikalari A/S	459,220	478
	Haci Omer Sabanci Holding A/S	345,805	396
	Turkiye Is Bankasi A/S Class C	596,498	376
	Ford Otomotiv Sanayi A/S	18,090	338
	Akbank TAS	437,268	264
	Arcelik A/S	63,198	245
	Enka Insaat ve Sanayi A/S	201,164	237
	Tofas Turk Otomobil Fabrikasi A/S	35,952	216
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	65,372	143
	Coca-Cola Icecek A/S	16,012	138
	Turk Telekomunikasyon A/S	162,825	118
[2]	Enerjisa Enerji A/S	86,316	96
	Iskenderun Demir ve Celik A/S	34,312	57
			5,922
United Arab Emirates (0.7%)
	Emirates Telecommunications Group Co. PJSC	1,072,320	9,657
	First Abu Dhabi Bank PJSC	1,327,700	7,244
	Emirates NBD Bank PJSC	779,233	2,842
[3]	Abu Dhabi Commercial Bank PJSC	855,009	2,093
	Aldar Properties PJSC	1,148,598	1,296
	Dubai Islamic Bank PJSC	837,319	1,260
	Abu Dhabi Islamic Bank PJSC	438,680	833
	Dubai Investments PJSC	585,777	365
*	Air Arabia PJSC	822,949	326
	Dana Gas PJSC	1,073,947	300
	Aramex PJSC	91,349	102
			26,318

		Shares	Market Value ($000)
United Kingdom (12.0%)
	AstraZeneca plc	477,929	55,596
	HSBC Holdings plc	6,297,605	44,822
	GlaxoSmithKline plc	1,524,594	34,023
	BP plc	6,011,285	31,162
	British American Tobacco plc	705,724	30,131
	Unilever plc (XLON)	508,518	26,078
	Rio Tinto plc	336,156	23,694
*	Glencore plc	4,085,992	21,286
	Anglo American plc	376,557	16,601
	National Grid plc	1,111,613	16,266
	Vodafone Group plc	8,481,924	14,893
	Unilever plc	279,987	14,301
	Barclays plc	5,184,918	13,910
	Tesco plc	2,325,005	9,339
	BAE Systems plc	985,056	7,709
	SSE plc	330,061	7,102
	Legal & General Group plc	1,807,285	7,066
	Aviva plc	1,187,652	7,012
	Imperial Brands plc	286,801	6,800
	WPP plc	356,216	5,586
	3i Group plc	292,933	5,456
	Natwest Group plc	1,589,858	5,225
	Mondi plc (XLON)	147,575	3,692
	St. James's Place plc	165,334	3,413
	Persimmon plc	97,250	3,168
	Sage Group plc	313,653	3,065
	United Utilities Group plc	206,627	2,981
	Severn Trent plc	73,836	2,867
	Admiral Group plc	66,875	2,844
	Barratt Developments plc	310,900	2,586
	M&G plc	808,670	2,367
	Abrdn plc	676,625	2,213
	Intermediate Capital Group plc	84,728	2,188
	B&M European Value Retail SA	276,181	2,115
	J Sainsbury plc	514,227	2,021
	Phoenix Group Holdings plc	224,732	2,012
	DS Smith plc	383,663	1,959
	Pearson plc	234,048	1,954
	Berkeley Group Holdings plc	32,871	1,876
	Direct Line Insurance Group plc	444,700	1,833
	Schroders plc	35,859	1,644
	Polymetal International plc	111,931	1,608
	Bellway plc	39,405	1,516
	Tate & Lyle plc	147,160	1,408
	Pennon Group plc	85,951	1,259
	Evraz plc	176,418	1,199
[2]	Quilter plc	535,139	994
	Ashmore Group plc	148,023	567
	Fresnillo plc	58,571	496
			459,903
Total Common Stocks (Cost $3,459,083)			3,817,045

		Shares	Market Value ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 0.120% (Cost $62,225)	622,313	62,225
Total Investments (101.3%) (Cost $3,521,308)			3,879,270
Other Assets and Liabilities—Net (-1.3%)			(48,355)
Net Assets (100%)			3,830,915
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $54,273,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $37,297,000, representing 1.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $57,432,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2022	88	9,835	(166)
MSCI Emerging Markets Index	March 2022	39	2,388	(7)
				(173)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Goldman Sachs International	3/16/22	USD	2,396	CHF	2,211	7	—
Barclays Bank plc	3/16/22	USD	800	EUR	709	3	—
Barclays Bank plc	3/16/22	USD	926	GBP	702	—	(18)
Bank of America, N.A.	3/16/22	USD	990	JPY	112,501	12	—
						22	(18)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	452,828	2,853	—	455,681
Common Stocks—Other	3,248	3,355,985	2,131	3,361,364
Temporary Cash Investments	62,225	—	—	62,225
Total	518,301	3,358,838	2,131	3,879,270
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	22	—	22
Liabilities
Futures Contracts[1]	173	—	—	173
Forward Currency Contracts	—	18	—	18
Total	173	18	—	191
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.